INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
Intangibles And Goodwill Table [Abstract]
Schedule of Intangible Assets by Major Class

The Company's intangible assets and related accumulated amortization as of December 31, 2013 and 2012 consisted of the following (in millions):

	December 31, 2013			December 31, 2012
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net
Intangible assets subject to
amortization:
Customer relationships	$531	$(167)	$364	$530	$(78)	$452
Cable franchise renewals and
access rights	287	(120)	167	269	(110)	159
Other	38	(17)	21	41	(11)	30
Total	$856	$(304)	$552	$840	$(199)	$641

Intangible assets not subject to
amortization:
Cable franchise rights	$26,934	$(922)	$26,012	$26,933	$(922)	$26,011

Schedule of Changes in Goodwill

Changes in the carrying value of the Company's goodwill from January 1 through December 31 are presented below (in millions):

	2013	2012
Balance at beginning of year	$2,889	$2,247
Acquisition of DukeNet	310	—
Acquisition of Insight	—	638
Other changes and adjustments	(3)	4
Balance at end of year(a)	$3,196	$2,889

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  There were no accumulated goodwill impairment charges as of December 31, 2013 and 2012.

Schedule of Goodwill by Segment	The Company's goodwill by reportable segment as of December 31, 2013 consisted of the following (in millions):
Residential Services	$2,305
Business Services	798
Other Operations	93
Total goodwill	$3,196